Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended	32 Months Ended	38 Months Ended	60 Months Ended	92 Months Ended	104 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent	8.21%				14.28%				10.26%
C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent	13.24%				15.04%				10.43%
C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%				6.35%				4.64%
C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%				6.84%				4.63%
C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%				14.15%				8.41%
C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%				14.62%				8.39%
C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%				12.44%				12.48%
C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent	11.98%				12.91%				12.47%
C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.48%)				11.65%				6.55%
C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%				12.41%				6.76%
C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent	5.60%				9.22%				8.95%
C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent	10.41%				9.71%				8.94%
C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.53%)		8.19%
C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.59%)		9.82%
C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.82%)				8.58%				5.28%
C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%				9.04%				5.27%
Without Sales Load [Member] | C000215377
Average Annual Return [Line Items]
Average Annual Return, Percent	14.81%				15.64%				10.91%
Without Sales Load [Member] | C000215373
Average Annual Return [Line Items]
Average Annual Return, Percent	14.24%				15.04%				10.43%
Without Sales Load [Member] | C000215374
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%				16.01%				11.27%
Without Sales Load [Member] | C000215381
Average Annual Return [Line Items]
Average Annual Return, Percent	14.47%				15.32%				10.58%
Without Sales Load [Member] | C000215378
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%				16.01%				11.27%
Without Sales Load [Member] | C000215380
Average Annual Return [Line Items]
Average Annual Return, Percent	15.07%				15.93%				11.20%
Without Sales Load [Member] | C000215405
Average Annual Return [Line Items]
Average Annual Return, Percent	9.52%				7.63%				5.26%
Without Sales Load [Member] | C000215404
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%				6.84%				4.63%
Without Sales Load [Member] | C000215403
Average Annual Return [Line Items]
Average Annual Return, Percent	9.77%				7.90%				5.52%
Without Sales Load [Member] | C000215400
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%				7.92%	5.51%
Without Sales Load [Member] | C000215401
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%				7.91%				5.53%
Without Sales Load [Member] | C000055103
Average Annual Return [Line Items]
Average Annual Return, Percent	9.35%				15.50%				9.05%
Without Sales Load [Member] | C000055105
Average Annual Return [Line Items]
Average Annual Return, Percent	8.45%				14.62%				8.39%
Without Sales Load [Member] | C000055106
Average Annual Return [Line Items]
Average Annual Return, Percent	9.63%				15.86%				9.41%
Without Sales Load [Member] | C000103066
Average Annual Return [Line Items]
Average Annual Return, Percent	9.04%				15.26%				8.81%
Without Sales Load [Member] | C000122002
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%				15.89%				9.43%
Without Sales Load [Member] | C000078999
Average Annual Return [Line Items]
Average Annual Return, Percent	9.60%				15.79%				9.34%
Without Sales Load [Member] | C000022956
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%				13.78%				13.15%
Without Sales Load [Member] | C000022958
Average Annual Return [Line Items]
Average Annual Return, Percent	12.98%				12.91%				12.47%
Without Sales Load [Member] | C000022959
Average Annual Return [Line Items]
Average Annual Return, Percent	14.20%				14.16%				13.55%
Without Sales Load [Member] | C000144636
Average Annual Return [Line Items]
Average Annual Return, Percent	13.56%				13.51%				12.88%
Without Sales Load [Member] | C000156671
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%				14.19%			13.57%
Without Sales Load [Member] | C000081603
Average Annual Return [Line Items]
Average Annual Return, Percent	14.12%				14.08%				13.44%
Without Sales Load [Member] | C000215383
Average Annual Return [Line Items]
Average Annual Return, Percent	3.48%				12.98%				7.18%
Without Sales Load [Member] | C000215384
Average Annual Return [Line Items]
Average Annual Return, Percent	2.98%				12.41%				6.76%
Without Sales Load [Member] | C000215385
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%				13.26%				7.45%
Without Sales Load [Member] | C000215388
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%				12.70%				6.92%
Without Sales Load [Member] | C000215382
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%				13.27%				7.42%
Without Sales Load [Member] | C000022966
Average Annual Return [Line Items]
Average Annual Return, Percent	12.04%				10.53%				9.60%
Without Sales Load [Member] | C000022968
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%				9.71%				8.94%
Without Sales Load [Member] | C000022969
Average Annual Return [Line Items]
Average Annual Return, Percent	12.28%				10.85%				9.94%
Without Sales Load [Member] | C000103065
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%				10.26%				9.33%
Without Sales Load [Member] | C000122001
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%				10.95%				10.04%
Without Sales Load [Member] | C000078998
Average Annual Return [Line Items]
Average Annual Return, Percent	12.32%				10.79%				9.87%
Without Sales Load [Member] | C000105101
Average Annual Return [Line Items]
Average Annual Return, Percent	2.34%				12.00%				6.41%
Without Sales Load [Member] | C000238235
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.01%)		10.64%
Without Sales Load [Member] | C000238236
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.71%)		9.82%
Without Sales Load [Member] | C000234687
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.70%)				9.72%				9.51%
Without Sales Load [Member] | C000238233
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.24%)		10.37%
Without Sales Load [Member] | C000234688
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.60%)			2.57%
Without Sales Load [Member] | C000238237
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.75%)		10.92%
Without Sales Load [Member] | C000215396
Average Annual Return [Line Items]
Average Annual Return, Percent	4.14%				9.87%				5.91%
Without Sales Load [Member] | C000215395
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%				9.04%				5.27%
Without Sales Load [Member] | C000215394
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%				10.20%				6.23%
Without Sales Load [Member] | C000215391
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%				9.60%		6.17%
Without Sales Load [Member] | C000215397
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%				10.25%				6.29%
Without Sales Load [Member] | C000215390
Average Annual Return [Line Items]
Average Annual Return, Percent	4.46%				10.14%				6.17%
Without Sales Load [Member] | C000242977
Average Annual Return [Line Items]
Average Annual Return, Percent	2.99%	11.00%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%				(1.35%)				0.94%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%				(1.35%)				0.94%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%				(1.35%)				0.94%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%				(1.35%)	0.22%
Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%				(1.35%)				0.94%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%			12.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		20.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		20.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		20.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%			9.26%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%		20.92%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%		13.72%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%	21.05%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%				15.34%				12.21%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%				15.94%				12.86%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%				13.37%				9.25%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				14.18%				9.93%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%				8.06%				6.48%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%				13.37%				9.25%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				14.18%				9.93%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%				8.06%				6.48%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%				13.37%				9.25%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				14.18%				9.93%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%				8.06%				6.48%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%				13.37%	9.90%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				14.18%	10.77%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%				8.06%	6.65%
MSCI All Country World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%				13.37%				9.25%
MSCI World IndexSM
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%				14.18%				9.93%
S&P Target Risk Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%				8.06%				6.48%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.91%				13.02%				8.60%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%				16.08%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%				16.08%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%				16.08%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%				16.08%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%			16.07%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%				17.69%				16.08%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%				12.93%				8.73%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%				12.93%				8.73%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%				12.93%				8.73%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%				12.93%				8.73%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.17%				12.93%				8.73%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%				12.22%				11.47%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%				12.69%				9.26%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%				13.18%				7.74%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%		10.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%		10.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%				7.00%				6.67%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%		10.64%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%			1.91%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%		10.64%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%				6.64%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%				6.64%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%				6.64%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%		7.52%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%				6.64%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%				9.64%				6.64%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	13.35%